Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2019	Nov. 30, 2021
Disclosure Of Income Taxes [Line Items]
Amount of tax recovered		$ 38
Additional income tax by denying the tax deductibility	$ 1,420
Foreign Exchange Capital Loss Reassessment [member]
Disclosure Of Income Taxes [Line Items]
Income tax reassessment exposure of additional tax and interest			$ 300
Income tax reassessment unrecognized capital tax loss carryforwards			$ 500